Loans And Leases (Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		$ 35	$ 22
Collectively evaluated for impairment		7,103	6,990
Total ending allowance balance		7,138	7,012	$ 6,970
Individually evaluated for impairment		4,612	3,161
Collectively evaluated for impairment		665,829	554,534
Recorded investment in loans and leases		670,441	557,695
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		1
Collectively evaluated for impairment		2,053	1,819
Total ending allowance balance		2,054	1,819	1,984
Individually evaluated for impairment		85	100
Collectively evaluated for impairment		170,561	126,787
Recorded investment in loans and leases	[1]	170,646	126,887
Single-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		1
Collectively evaluated for impairment		947	1,061
Total ending allowance balance		948	1,061	912
Individually evaluated for impairment		107	110
Collectively evaluated for impairment		120,149	118,276
Recorded investment in loans and leases		120,256	118,386
Multi-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		447	612
Total ending allowance balance		447	612	660
Collectively evaluated for impairment		39,229	47,651
Recorded investment in loans and leases		39,229	47,651
Real Estate Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		33	22
Collectively evaluated for impairment		2,571	2,252
Total ending allowance balance		2,604	2,274	2,143
Individually evaluated for impairment		4,420	2,951
Collectively evaluated for impairment		243,123	170,484
Recorded investment in loans and leases		247,543	173,435
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		759	739
Total ending allowance balance		759	739	672
Collectively evaluated for impairment		67,652	61,792
Recorded investment in loans and leases		67,652	61,792
Home Equity Lines Of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		265	410
Total ending allowance balance		265	410	597
Collectively evaluated for impairment		20,941	23,961
Recorded investment in loans and leases		20,941	23,961
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		61	97
Total ending allowance balance		61	97	$ 2
Collectively evaluated for impairment		4,174	5,583
Recorded investment in loans and leases		$ 4,174	$ 5,583

[1]	Includes $4,779 and $5,403 of commercial leases at December 31, 2019 and December 31, 2018, respectively.